Total Defined Contribution Expenses (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Japanese plans
Defined Benefit Plan Disclosure [Line Items]
Defined contribution expenses	¥ 3,602	¥ 3,729	¥ 464
Foreign plans
Defined Benefit Plan Disclosure [Line Items]
Defined contribution expenses	¥ 12,703	¥ 13,070	¥ 6,726